UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22791

DoubleLine Income Solutions Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President and Chief Executive Officer
c/o DoubleLine Capital LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Name and address of agent for service)

(813)
791-7333
Registrant’s telephone number, including area code
Date of fiscal year end: September 30
Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report March 31, 2023

DoubleLine Income Solutions Fund

NYSE: DSL

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333

fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	|	March 31, 2023	3

Chairman’s Letter	(Unaudited) March 31, 2023

Dear Shareholder,

On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine Income Solutions Fund (NYSE: DSL, the “Fund”) for the six-month period ended March 31, 2023. On the following pages, you will find specific information regarding the Fund’s operations and holdings.

If you have any questions regarding the Fund, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877) 354-6311 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald Redell, CFA

Chairman of the Board of Trustees

DoubleLine Income Solutions Fund

May 1, 2023

4	DoubleLine Income Solutions Fund

Schedule of Investments DoubleLine Income Solutions Fund	(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 1.5%

	AASET Ltd.,
980,943	Series 2019-2-C	6.41%	(c)(f)	10/16/2039	229,675

	Arivo Acceptance Auto Loan Receivables Trust,
1,150,000	Series 2021-1A-D	5.83%	(f)	01/18/2028	1,036,180

	Castlelake Aircraft Securitization Trust,
437,249	Series 2018-1-C	6.63%	(c)(f)	06/15/2043	164,167

	Castlelake Aircraft Structured Trust,
1,868,866	Series 2021-1A-C	7.00%	(c)(f)	01/15/2046	1,376,659

	GAIA Aviation Ltd.,
2,671,056	Series 2019-1-C	7.00%	(c)(f)(n)	12/15/2044	1,220,224

	Horizon Aircraft Finance Ltd.,
1,050,808	Series 2018-1-C	6.66%	(c)(f)	12/15/2038	383,151

	LendingClub Receivables Trust,
517,259	Series 2020-3-B	7.50%	(f)	01/16/2046	517,330

	Pagaya AI Debt Selection Trust,
141,045	Series 2020-2-NOTE	7.50%	(f)	12/15/2027	140,860
2,849,938	Series 2020-3-C	6.43%	(f)	05/17/2027	2,815,253
2,750,000	Series 2021-3-CERT	0.00%	(c)(f)(k)	05/15/2029	790,743
643,616	Series 2022-1-A	2.03%	(f)	10/15/2029	621,974

	Pagaya Al Debt Selection,
1,040,843	Series 2022-2-AB	4.99%	(a)(f)	01/15/2030	1,012,952

	SoFi Alternative Consumer Loan Program,
55,000	Series 2021-2-R1	0.00%	(c)(f)(k)	08/15/2030	1,111,281

	SoFi Professional Loan Program LLC,
50,000	Series 2018-A-R1	0.00%	(c)(f)(k)	02/25/2042	838,757
14,827	Series 2018-A-R2	0.00%	(c)(f)(k)	02/25/2042	248,725

	SoFi Professional Loan Program Trust,
100,000	Series 2018-C-R1	0.00%	(c)(f)(k)	01/25/2048	1,206,834

	START Ireland,
1,749,193	Series 2019-1-C	6.41%	(c)(f)	03/15/2044	599,312

	Summit Issuer LLC,
4,300,000	Series 2020-1A-C	5.10%	(f)	12/20/2050	3,776,455

	Total Asset Backed Obligations (Cost $25,318,008)				18,090,532

BANK LOANS 13.8%

	AAdvantage Loyalty IP Ltd.,
3,165,000	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.56%		04/20/2028	3,218,631

	Acuris Finance, Inc.,
950,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.05%		02/16/2028	919,918

	Almonde, Inc.,
3,000,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	2,435,460

	American Tire Distributors, Inc.,
3,964,950	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	11.07%		10/20/2028	3,495,777

	Applied Systems, Inc.,
	Senior Secured Second Lien Term Loan
314,346	(1 Month LIBOR USD + 5.50%, 0.75% Floor)	10.91%		09/17/2027	314,935
4,340,654	(3 Month SOFR USD + 6.75%, 0.75% Floor)	11.33%		09/17/2027	4,348,793

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Artera Services LLC,
2,000,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	12.41%		03/06/2026	1,264,000

	Ascend Learning LLC,
2,165,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	10.47%		12/10/2029	1,881,742

	Astra Acquisition Corporation,
1,506,559	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25% 0.50% Floor)	10.09%		10/25/2028	1,307,889
9,662,677	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	13.51%		10/25/2029	7,198,694

	Asurion LLC,
905,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	10.09%		01/31/2028	757,259
4,225,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	10.09%		01/19/2029	3,508,863

	Atlas Purchaser, Inc.,
4,008,600	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	10.39%		05/08/2028	2,788,903

	Aveanna Healthcare LLC,
7,855,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	4,909,375

	Bausch & Lomb Corporation,
905,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.46%		05/10/2027	881,117

	BCPE Empire Holdings, Inc.
945,000	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.86%	(b)	06/11/2026	931,491

	Cengage Learning, Inc.,
5,422,425	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	5,046,271

	Clear Channel Outdoor Holdings, Inc.,
942,558	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.33%		08/21/2026	880,510

	Clydesdale Acquisition Holdings, Inc.,
1,900,638	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.08%		04/13/2029	1,860,487

	Connect US Finco LLC,
1,998,488	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.14%		12/11/2026	1,989,125

	Cross Financial Corporation,
1,764,079	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.88%		09/15/2027	1,761,874

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	5

Schedule of Investments DoubleLine Income Solutions Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Delta Topco, Inc.,
1,645,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.16%		12/01/2028	1,413,326

	DexKo Global
835,000	(3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	11.40%		10/04/2028	797,425

	DG Investment Intermediate Holdings, Inc.,
2,425,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	11.59%		03/30/2029	2,145,628

	DirectTV Financing LLC,
1,528,952	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.84%		08/02/2027	1,474,919

	Dynasty Acquisition Company, Inc.,
521,299	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.41%		04/06/2026	510,758
280,268	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.41%		04/06/2026	274,601

	Eisner Advisory Group LLC,
2,787,571	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.17%		07/28/2028	2,791,055

	Element Materials Technology Group, Inc.
196,875	(3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.25%		06/22/2029	195,029
426,563	(3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.25%		06/22/2029	422,563

	EnergySolutions LLC,
1,355,489	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.91%		05/09/2025	1,310,873

	Flynn Canada Ltd.,
	Senior Secured First Lien Term Loan
1,675,938	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	9.38%		07/21/2028	1,575,382
1,675,937	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	9.19%		07/21/2028	1,575,381

	Foresight Energy LLC,
1,910,580	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	13.16%	(c)	06/30/2027	1,910,580

	Getty Images, Inc.,
	Senior Secured First Lien Term Loan
982,700	(3 Month Secured Overnight Financing Rate + 4.50%)	9.40%		02/19/2026	983,516
60,962	(1 Month Secured Overnight Financing Rate + 4.50%)	9.41%		02/19/2026	61,012

	GIP II Blue Holding LP,
681,993	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		09/29/2028	679,651

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Grab Holdings, Inc.,
3,434,605	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.35%	01/29/2026	3,428,594

	Greystone Select Financial LLC,
3,682,077	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.80%	06/16/2028	3,461,152

	Groupe Solmax, Inc.,
2,940,642	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.91%	05/30/2028	2,646,578

	Gulf Finance LLC,
	Senior Secured First Lien Term Loan
2,608,536	(1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	11.67%	08/25/2026	2,538,601
4,623,278	(1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	11.60%	08/25/2026	4,499,329

	Hyland Software, Inc.,
7,396,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	11.09%	07/07/2025	7,100,160

	ION Trading Technologies SARL,
1,095,488	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%	03/31/2028	1,035,926

	Jo-Ann Stores LLC,
719,050	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.57%	07/07/2028	403,028

	Keane Group Holdings LLC,
1,776,300	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.38%	05/26/2025	1,748,172

	Kenan Advantage Group, Inc.,
4,655,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	12.09%	09/01/2027	4,350,493

	LaserShip, Inc.,
1,025,000	Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	12.66%	04/30/2029	671,375

	Lealand Finance Company B.V.,
714,221	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	5.84%	06/30/2025	481,799
52,939	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.84%	06/30/2024	39,043

	Lereta LLC,
1,118,618	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	10.09%	07/27/2028	1,032,977

	LSF9 Atlantis Holdings LLC,
1,569,750	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.15%	03/31/2029	1,533,128

6	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	MedAssets Software Intermediate Holdings, Inc.,
2,205,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.59%	12/17/2029	1,392,832

	Milano Acquisition Corporation,
6,321,485	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.00%	10/01/2027	6,052,822

	Mileage Plus Holdings LLC,
735,250	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.21%	06/21/2027	764,248

	Minotaur Acquisition, Inc.,
3,806,400	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.66%	03/27/2026	3,709,889

	Mitchell International, Inc.,
1,920,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.34%	10/15/2029	1,677,600

	MLN US HoldCo LLC,
2,920,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	12.50%	11/30/2026	584,000

	NEP Group, Inc.,
905,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.84%	10/19/2026	736,068

	OYO Hospitality Netherlands B.V.,
1,051,275	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	13.27%	06/23/2026	912,859

	Par Petroleum LLC
2,795,000	(3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.24%	02/28/2030	2,748,421

	PetVet Care Centers LLC,
5,895,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	11.09%	02/13/2026	5,287,815

	PG&E Corporation,
912,654	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.88%	06/23/2025	911,659

	Potters Borrower LP,
686,000	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	9.16%	12/14/2027	682,570

	Prairie ECI Acquiror LP,
2,266,724	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.59%	03/11/2026	2,221,389

	Pretium PKG Holdings, Inc.,
	Senior Secured Second Lien Term Loan
1,430,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.54%	09/30/2029	917,288
1,430,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.76%	09/30/2029	917,288

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Pug LLC
4,752,937	(1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.09%		02/13/2027	3,433,997

	Rentpath, Inc.,
255,700	Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%		04/25/2024	3,835

	Riverbed Technology, Inc.,
3,189,340	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00% + 2.00% PIK, 1.00% Floor)	10.84%	(d)	12/07/2026	1,011,021

	Skillsoft Finance, Inc.,
1,348,132	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.10%		07/14/2028	1,144,901

	Sound Inpatient Physicians, Inc.,
3,771,145	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	11.58%		06/26/2026	2,594,548

	The Edelman Financial Engines Centre LLC,
2,166,384	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.59%		04/07/2028	2,093,605
4,200,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.59%		07/20/2026	3,949,050

	Think & Learn Private Limited,
1,767,642	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 0.75% Floor)	10.93%		11/24/2026	1,452,781

	Titan Acquisition Limited,
930,000	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	884,472

	TransDigm, Inc.
1,400,000	(3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	1,397,900

	Travelport Finance (Luxembourg) SARL,
5,005,357	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.75%, 1.00% Floor)	13.59%		02/28/2025	5,145,532

	UKG, Inc.,
860,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	10.03%		05/03/2027	828,610

	Vantage Specialty Chemicals, Inc.
621,365	(1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.60%		10/26/2026	598,530

	Verscend Holding Corporation,
1,429,415	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.84%		08/27/2025	1,429,865

	Viad Corporation,
2,802,325	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	9.92%		07/31/2028	2,683,226

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	7

Schedule of Investments DoubleLine Income Solutions Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	VT Topco, Inc.,
1,530,000	Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	11.59%		07/31/2026	1,468,800

	WaterBridge Midstream Operating LLC,
2,895,000	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	10.57%		06/22/2026	2,851,792

	WWEX UNI TopCo Holdings LLC,
490,000	Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	12.16%		07/26/2029	414,050

	Total Bank Loans (Cost $189,345,656)				167,696,431

COLLATERALIZED LOAN OBLIGATIONS 14.2%

	Apidos,
3,000,000	Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	10.61%	(f)	10/20/2030	2,495,955

	Atrium Corporation,
2,500,000	Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	10.67%	(f)	01/23/2031	2,269,253

	Bain Capital Credit Ltd.,
3,000,000	Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	11.68%	(f)	07/25/2034	2,611,040

	Barings Ltd.,
2,250,000	Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	11.26%	(f)	10/20/2030	1,841,434
1,500,000	Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	10.61%	(f)	10/15/2030	1,270,669
5,000,000	Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	11.57%	(f)	04/15/2036	4,698,639
1,000,000	Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.44%	(f)	10/15/2036	935,057

	Canyon Capital Ltd.,
2,500,000	Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	10.54%	(f)	07/15/2031	1,971,663
6,650,000	Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	11.04%	(f)	07/15/2030	5,327,427
2,500,000	Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(f)	07/15/2031	1,975,112
1,000,000	Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	11.20%	(f)	04/15/2034	841,781
6,000,000	Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.49%	(f)	04/15/2034	5,179,664

	Carlyle Global Market Strategies Ltd.,
2,000,000	Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	10.29%	(f)	10/15/2030	1,671,743
3,000,000	Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.51%	(f)	04/20/2031	2,528,234
1,500,000	Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.79%	(f)	04/15/2034	1,361,009

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Chenango Park Ltd.,
1,500,000	Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.59%	(f)	04/15/2030	1,207,622

	CIFC Funding Ltd.,
750,000	Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	11.44%	(f)	07/16/2030	631,609

	Dryden Ltd.,
2,500,000	Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	11.99%	(c)(f)	04/15/2031	1,758,316
3,250,000	Series 2019-68A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	11.54%	(f)	07/15/2035	2,928,588

	Dryden Senior Loan Fund,
3,000,000	Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	9.94%	(f)	01/15/2031	2,444,948

	Galaxy Ltd.,
1,250,000	Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	10.29%	(f)	01/15/2031	1,061,640

	Halcyon Loan Advisors Funding Ltd.,
1,162,108	Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	9.80%	(c)(f)	04/28/2025	277,692
1,304,630	Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	10.55%	(c)(f)	04/28/2025	261

	Highbridge Loan Management Ltd.,
1,500,000	Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	10.29%	(f)	10/15/2030	1,265,141

	LCM LP,
3,500,000	Series 14A-FR (3 Month LIBOR USD + 7.61%)	12.42%	(c)(f)	07/20/2031	2,478,259
5,000,000	Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.79%	(f)	10/15/2031	3,797,097
6,500,000	Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	10.11%	(f)	01/20/2031	4,807,607
2,000,000	Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.56%	(f)	10/20/2030	1,537,897

	Madison Park Funding Ltd.,
11,000,000	Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.62%	(f)	10/22/2030	9,397,659
7,100,000	Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	11.17%	(f)	10/21/2030	6,355,473
3,000,000	Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	10.92%	(f)	04/25/2029	2,770,545
6,500,000	Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(f)	10/15/2031	5,621,403
1,000,000	Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.47%	(f)	04/25/2032	944,109
2,000,000	Series 2019-37A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	10.94%	(f)	07/15/2033	1,851,809
2,750,000	Series 2021-52A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	11.32%	(f)	01/22/2035	2,483,244

	Magnetite Ltd.,
2,500,000	Series 2019-22A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	11.14%	(f)	04/15/2031	2,244,524

8	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Magnetite Ltd., (Cont.)
500,000	Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.77%	(f)	07/25/2034	472,909

	Marble Point Ltd.,
500,000	Series 2018-1A-D (3 Month LIBOR USD + 3.00%)	7.79%	(f)	07/16/2031	418,095

	Neuberger Berman Loan Advisers Ltd.,
2,000,000	Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.04%	(f)	04/15/2034	1,809,154
1,000,000	Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	11.31%	(f)	04/20/2031	916,584
1,750,000	Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.90%	(f)	01/20/2032	1,549,937
2,250,000	Series 2019-33A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.04%	(f)	10/16/2033	1,978,930

	Newark BSL Ltd.,
2,000,000	Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	11.12%	(f)	07/25/2030	1,711,730

	Octagon Investment Partners Ltd.,
5,000,000	Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	11.94%	(f)	07/15/2029	4,257,831
8,750,000	Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(f)	07/17/2030	7,112,368
5,460,000	Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	11.80%	(f)	07/19/2030	4,588,089
2,500,000	Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.87%	(f)	02/14/2031	2,138,654
3,000,000	Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	12.07%	(f)	01/24/2033	2,545,198
2,000,000	Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	12.88%	(f)	07/15/2030	1,535,966
4,000,000	Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	11.01%	(f)	03/17/2030	3,306,253
500,000	Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.04%	(f)	10/15/2034	451,225
2,000,000	Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	11.54%	(f)	07/15/2034	1,815,027
1,000,000	Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	11.67%	(f)	05/12/2031	840,538
1,000,000	Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	11.39%	(f)	07/15/2036	872,015

	Point Au Roche Park Ltd.,
500,000	Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.91%	(f)	07/20/2034	451,847

	RR Ltd.,
3,000,000	Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.59%	(f)	04/15/2036	2,493,901

	Sound Point Ltd.,
2,400,000	Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	11.26%	(f)	07/15/2034	1,927,944
500,000	Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	11.38%	(f)	10/25/2034	406,612
2,000,000	Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	11.43%	(f)	10/25/2034	1,604,304

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Steward Park Ltd.,
7,500,000	Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	10.07%	(f)	01/15/2030	5,807,581

	THL Credit Wind River Ltd.,
2,000,000	Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	11.54%	(f)	10/18/2030	1,611,077
3,500,000	Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.54%	(c)(f)	01/15/2031	2,540,094
2,000,000	Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	11.04%	(f)	10/22/2031	1,532,502
5,000,000	Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	11.85%	(f)	04/18/2036	4,189,617
3,000,000	Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	11.84%	(f)	04/15/2035	2,639,572
1,000,000	Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	10.29%	(f)	07/15/2030	812,402
1,000,000	Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	10.54%	(f)	07/15/2030	799,583

	Venture Ltd.,
7,200,000	Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	11.53%	(f)	10/20/2028	6,069,323
5,000,000	Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	11.61%	(f)	01/20/2029	3,787,139
4,000,000	Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	11.16%	(f)	07/20/2030	2,878,420

	Voya Ltd.,
1,500,000	Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	10.89%	(f)	04/17/2030	1,169,393
1,000,000	Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	10.04%	(f)	07/15/2031	792,684
1,000,000	Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	12.08%	(f)	07/15/2031	651,675

	Total Collateralized Loan Obligations (Cost $209,341,618)				173,330,296

FOREIGN CORPORATE BONDS 45.9%
10,404,000	ABM Investama Tbk PT	9.50%	(f)	08/05/2026	9,433,618
3,477,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,652,751
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	2,709,266
10,680,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	6,792,956
10,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75%	(e)	05/25/2025	3,527,150

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	9

Schedule of Investments DoubleLine Income Solutions Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
19,600,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	13,916,000
2,000,000	AI Candelaria Spain S.A.	5.75%	(f)	06/15/2033	1,420,000
10,000,000	Air Canada Class C Pass Through Trust	10.50%	(f)	07/15/2026	10,685,851
2,800,000	Alibaba Group Holding Ltd.	3.15%		02/09/2051	1,835,174
1,500,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	944,487
14,407,320	Alpha Holdings S.A. de C.V.	10.00%	(c)(d)	12/19/2024	88,605
376,662	Alpha Holdings S.A. de C.V.	10.00%	(c)(d)(f)	12/19/2024	2,316
5,939,205	Alpha Holdings S.A. de C.V.	9.00%	(c)(d)	02/10/2025	81,664
12,208,365	Alpha Holdings S.A. de C.V.	9.00%	(c)(d)(f)	02/10/2025	167,865
6,000,000	AMS AG	7.00%	(f)	07/31/2025	5,634,690
2,500,000	Aris Mining Corporation	6.88%		08/09/2026	2,046,462
8,336,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65%	(e)	04/22/2031	5,768,512
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	6,593,090
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%	(f)	04/16/2031	12,579,662
3,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63%	(e)(f)	01/24/2032	2,422,500
17,700,000	Braskem Idesa SAPI	6.99%	(f)	02/20/2032	13,374,055
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	15,111,926
18,500,000	BRF S.A.	5.75%		09/21/2050	12,344,337
1,958,000	Calfrac Holdings LP	10.88%	(f)	03/15/2026	1,760,610
500,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13%	(e)(f)	03/14/2028	501,352
6,547,775	CFG Investment S.A.C	10.00%	(f)	11/07/2032	5,041,787
4,413,196	CFG Investment S.A.C	13.98%	(a)(c)	05/08/2033	4,744,186
2,800,000	Connect Finco LLC	6.75%	(f)	10/01/2026	2,634,520
13,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	9,306,000
9,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	(d)(e)(f)	11/29/2027	251,625
17,286,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	(d)(e)	11/29/2027	475,365
4,406,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	1,060,690
12,550,000	Credivalores-Crediservicios SAS	8.88%	(f)	02/07/2025	3,021,256
300,000	CT Trust	5.13%		02/03/2032	251,250
16,748,352	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00%	(f)	04/01/2025	6,714,246
4,184,086	Digicel Group Holdings Ltd. (7.00% PIK)	7.00%	(e)(f)	04/17/2023	486,777
6,500,000	Ecopetrol S.A.	5.88%		05/28/2045	4,517,500
25,000,000	Ecopetrol S.A.	5.88%		11/02/2051	16,925,000
3,695,799	FEL Energy SARL	5.75%		12/01/2040	3,052,287
4,260,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	3,071,129
17,011,000	Frigorifico Concepcion S.A.	7.70%	(f)	07/21/2028	12,263,609
3,200,000	Gajah Tunggal Tbk PT	8.95%		06/23/2026	2,560,000
4,205,000	Garda World Security Corporation	6.00%	(f)	06/01/2029	3,348,378
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	7,058,250
16,000,000	Gran Tierra Energy, Inc.	7.75%	(f)	05/23/2027	12,548,000

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
19,474,000	Guacolda Energia S.A.	4.56%		04/30/2025	7,896,902
6,600,000	Instituto Costarricense de Electricidad	6.38%	(m)	05/15/2043	5,362,500
5,600,000	Interpipe Holdings PLC	8.38%	(f)	05/13/2026	2,641,684
5,925,566	Invepar Holdings	0.00%	(c)(d)	12/30/2028	—
9,652,000	Kawasan Industri Jababeka Tbk PT	7.00%	(f)(n)	12/15/2027	6,804,660
2,600,000	Kronos Acquisition Holdings, Inc.	7.00%	(f)(m)	12/31/2027	2,270,840
14,493,774	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	11,402,977
6,300,000	Metinvest B.V.	7.75%		10/17/2029	3,496,500
7,600,000	Mexarrend SAPI de C.V.	10.25%	(d)	07/24/2024	1,627,046
17,360,000	Mexarrend SAPI de C.V.	10.25%	(d)(f)	07/24/2024	3,716,516
18,200,000	Mexico City Airport Trust	5.50%		07/31/2047	14,032,200
4,658,000	Movida Europe S.A.	5.25%		02/08/2031	3,392,188
8,200,000	NGD Holdings B.V.	6.75%		12/31/2026	5,002,000
22,000,000	OCP S.A.	5.13%		06/23/2051	16,083,804
23,000,000	Oi S.A.	10.00%	(d)	07/27/2025	1,804,262
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25%	(f)	02/11/2025	6,913,806
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,699,429
800,000	Pampa Energia S.A.	9.13%	(f)	04/15/2029	727,076
7,550,000	Pampa Energia S.A.	9.13%		04/15/2029	6,861,780
26,000,000	Petrobras Global Finance B.V.	5.50%	(m)	06/10/2051	20,206,116
29,500,000	Petroleos del Peru S.A.	5.63%		06/19/2047	19,130,750
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	10,878,596
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,638,271
10,500,000	Prime Energia S.p.A.	5.38%		12/30/2030	6,314,006
2,200,000	RKI Overseas Finance Ltd.	7.00%	(e)	06/23/2023	1,256,309
17,796,000	RKP Overseas Finance Ltd.	7.95%	(e)	08/17/2023	11,201,710
5,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75%	(e)	11/18/2024	3,123,013
19,350,000	Ronshine China Holdings Ltd.	7.35%	(d)	12/15/2023	1,270,453
2,650,000	Ronshine China Holdings Ltd.	6.75%	(d)	08/05/2024	190,681
18,000,000	Sappi Papier Holding GMBH	7.50%	(f)	06/15/2032	16,110,000
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	6,712,500
12,355,072	SCC Power PLC (4.00% + 4.00% PIK)	8.00%	(f)	12/31/2028	4,435,471
6,692,329	SCC Power PLC (4.00% or 4.00% PIK)	4.00%	(f)	05/17/2032	487,821
1,330,000	Seaspan Corporation	5.50%	(f)	08/01/2029	1,038,688
5,400,000	SierraCol Energy Andina LLC	6.00%	(f)	06/15/2028	4,166,639
11,103,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	8,567,074
14,800,000	Simpar Europe S.A.	5.20%		01/26/2031	10,829,308
4,100,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	3,480,900
7,900,000	Telesat LLC	5.63%	(f)	12/06/2026	4,083,907
4,200,000	Tencent Holdings Ltd.	3.24%		06/03/2050	2,763,153
3,021,000	Tervita Corporation	11.00%	(f)	12/01/2025	3,249,690
4,229,000	Thaioil Treasury Center Company Ltd.	3.75%	(m)	06/18/2050	2,740,946
20,000,000	Tullow Oil PLC	10.25%	(f)	05/15/2026	15,438,600
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	(d)(e)	01/29/2025	341,280

10	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	(d)(e)(f)	01/29/2025	156,420
16,183,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25%	(e)	02/27/2025	12,114,351
20,000,000	Vedanta Resources Finance PLC	9.25%	(m)	04/23/2026	12,012,714
13,000,000	Vedanta Resources Finance PLC	9.25%	(f)(m)	04/23/2026	7,808,264
500,000	Vedanta Resources Ltd.	6.13%	(m)	08/09/2024	296,855
1,700,000	VTR Comunicaciones S.p.A.	4.38%		04/15/2029	1,033,807
2,587,000	VTR Finance NV	6.38%		07/15/2028	1,047,735
8,000,000	YPF Energia Electrica S.A.	10.00%	(f)	07/25/2026	7,083,594
5,000,000	YPF S.A.	8.50%		06/27/2029	3,787,350
850,000	YPF S.A.	8.50%	(f)	06/27/2029	643,849
22,407,000	YPF S.A.	7.00%		12/15/2047	14,096,580

	Total Foreign Corporate Bonds (Cost $894,752,568)				560,200,325

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 6.5%
32,000,000	Brazilian Government International Bond	4.75%		01/14/2050	23,750,464
500,000	Colombia Government International Bond	4.13%		02/22/2042	325,334
16,000,000	Colombia Government International Bond	5.00%		06/15/2045	11,223,476
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,412,292
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	7,424,180
2,500,000	Dominican Republic International Bond	5.30%		01/21/2041	1,954,954
10,750,000	Dominican Republic International Bond	5.88%		01/30/2060	8,259,235
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	5,425,851
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,960,545
13,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	9,637,550
5,150,000	Ukraine Government International Bond	9.75%	(d)	11/01/2030	986,668
17,600,000	Ukraine Government International Bond	7.25%	(d)	03/15/2035	3,079,731

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $111,515,155)				79,440,280

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 18.7%

	ACREC LLC,
5,000,000	Series 2023-FL2-C (Secured Overnight Financing Rate 1 Month + 4.28%, 4.28% Floor)	8.97%	(f)	02/19/2038	4,944,640

	Alen Mortgage Trust,
13,000,000	Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.68%	(f)(l)	04/15/2034	8,495,366

	Beast Mortgage Trust,
6,325,000	Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	10.68%	(f)	03/15/2036	4,110,757

	Benchmark Mortgage Trust,
121,775,000	Series 2020-B18-AGNX	0.47%	(a)(f)(g)	07/15/2053	1,244,005

	BSREP Commercial Mortgage Trust,
7,130,000	Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	8.54%	(f)	08/15/2038	5,636,376

	BX Trust,
3,650,000	Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.58%	(f)	04/15/2034	3,456,896

	Cantor Commercial Real Estate Lending,
10,200,000	Series 2019-CF2-SWX1	1.28%	(a)(f)(g)	11/15/2052	686,671
12,080,000	Series 2019-CF2-SWX2	1.01%	(a)(f)(g)	11/15/2052	635,749

	Carbon Capital Commercial Mortgage Trust,
8,095,225	Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.53%	(f)	10/15/2035	6,721,681

	Citigroup Commercial Mortgage Trust,
30,514,177	Series 2014-GC25-XG	1.21%	(a)(f)(g)	10/10/2047	446,627
4,484,000	Series 2015-GC27-D	4.42%	(a)(f)	02/10/2048	3,780,677

	Commercial Mortgage Pass-Through Trust,
3,929,315	Series 2014-UBS4-F	3.75%	(c)(f)	08/10/2047	805,510
6,740,765	Series 2014-UBS4-G	3.75%	(c)(f)	08/10/2047	345,464
14,000	Series 2014-UBS4-V	0.00%	(a)(c)(f)	08/10/2047	1
18,438,000	Series 2015-CR26-XD	1.22%	(a)(f)(g)	10/10/2048	495,232

	DOLP Trust,
4,875,000	Series 2021-NYC-G	3.70%	(a)(f)	05/10/2041	2,554,169

	FIVE Mortgage Trust,
1,433,000	Series 2023-V1-D	6.41%	(a)(f)	02/10/2056	1,224,957

	FREMF Mortgage Trust,
3,358,354	Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	9.82%	(f)	09/25/2023	3,344,534
2,033,929	Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	9.02%	(f)	12/25/2026	2,007,845
8,865,962	Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	10.47%	(f)	11/25/2028	7,473,282
18,027,820	Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.67%	(f)	10/25/2029	17,127,139

	Great Wolf Trust,
10,000,000	Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.25% Floor)	8.07%	(f)(l)	12/15/2036	9,525,289

	GS Mortgage Securities Corporation Trust,
8,000,000	Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.68%	(f)	11/15/2036	7,295,122

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	11

Schedule of Investments DoubleLine Income Solutions Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	GS Mortgage Securities Corporation Trust, (Cont.)
7,896,000	Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	10.62%	(f)(l)	11/15/2026	7,121,863

	GS Mortgage Securities Trust,
2,535,139	Series 2014-GC20-E	4.50%	(a)(c)(f)	04/10/2047	546,386
6,273,000	Series 2015-GC28-D	4.31%	(a)(f)	02/10/2048	5,248,805

	JPMBB Commercial Mortgage Securities Trust,
44,234,657	Series 2013-C14-XC	0.95%	(a)(f)(g)	08/15/2046	205,220
14,113,175	Series 2014-C19-E	4.00%	(a)(c)(f)	04/15/2047	11,802,896
7,840,900	Series 2014-C19-F	3.75%	(a)(c)(f)	04/15/2047	5,155,901
20,864,916	Series 2014-C19-NR	3.75%	(a)(c)(f)	04/15/2047	1,784,295
33,207,401	Series 2014-C21-XD	0.74%	(a)(f)(g)	08/15/2047	274,340
1,600,000	Series 2014-C26-D	3.87%	(a)(f)	01/15/2048	1,198,689
5,000,000	Series 2015-C27-E	2.81%	(a)(c)(f)	02/15/2048	2,777,883
24,531,000	Series 2015-C27-XE	1.49%	(a)(f)(g)	02/15/2048	557,025

	LoanCore Issuer Ltd.,
3,000,000	Series 2021-CRE5-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	7.03%	(f)	07/15/2036	2,809,389

	LSTAR Commercial Mortgage Trust,
2,379,000	Series 2017-5-C	4.67%	(a)(f)	03/10/2050	2,093,693

	Med Trust,
14,955,569	Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.94%	(f)(l)	11/15/2038	13,714,454

	Morgan Stanley Capital Trust,
30,539,251	Series 2016-UB11-XA	1.44%	(a)(g)	08/15/2049	1,168,352
11,453,000	Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	11.71%	(f)	11/15/2034	10,171,604
3,357,000	Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.48%	(f)	05/15/2036	2,217,366
13,000,000	Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.33%	(f)	05/15/2036	7,938,888

	Natixis Commercial Mortgage Securities Trust,
5,000,000	Series 2022-JERI-G (Secured Overnight Financing Rate 1 Month + 7.46%, 7.46% Floor)	12.28%	(f)	01/15/2039	4,486,930

	SCOTT Trust,
500,000,000	Series 2023-SFS-X	0.32%	(a)(f)(g)	03/15/2040	4,057,750

	SMR Mortgage Trust,
25,018,625	Series 2022-INDI-HRR (Secured Overnight Financing Rate 1 Month + 10.50%, 10.50% Floor)	15.33%	(c)	02/15/2039	22,050,040

	UBS Commercial Mortgage Trust,
7,458,000	Series 2017-C6-D	2.50%	(a)(f)	12/15/2050	4,669,637

	Wells Fargo Commercial Mortgage Trust,
4,870,000	Series 2014-LC16-E	3.25%	(c)(f)	08/15/2050	124,794
4,870,000	Series 2014-LC16-XC	1.59%	(a)(f)(g)	08/15/2050	70,724
6,362,564	Series 2014-LC16-XD	1.59%	(a)(f)(g)	08/15/2050	90,998
9,180,600	Series 2015-C29-F	4.22%	(a)(c)(f)	06/15/2048	5,836,851
38,737,225	Series 2015-C29-G	4.22%	(a)(c)(f)	06/15/2048	13,313,016
23,520,000	Series 2016-LC24-XEF	1.77%	(a)(f)(g)	10/15/2049	1,136,275
2,200,000	Series 2017-RC1-D	3.25%	(f)	01/15/2060	1,565,007

	WF-RBS Commercial Mortgage Trust,
78,812,214	Series 2014-LC14-XC	1.76%	(a)(f)(g)	03/15/2047	1,054,448

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $286,912,513)				227,601,508

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS 21.8%
15,310,000	Air Methods Corporation	8.00%	(d)(f)	05/15/2025	998,901
3,770,000	Allied Universal Holdco LLC	9.75%	(f)	07/15/2027	3,363,782
1,695,000	Arconic Corporation	6.13%	(f)	02/15/2028	1,668,994
8,175,000	Artera Services LLC	9.03%	(f)	12/04/2025	7,041,618
4,038,000	ASP Unifrax Holdings, Inc.	7.50%	(f)	09/30/2029	2,748,028
5,215,000	BCPE Empire Holdings, Inc.	7.63%	(f)	05/01/2027	4,769,900
750,000	Boxer Parent Company, Inc.	7.13%	(f)	10/02/2025	747,351
5,800,000	Carnival Corporation	7.63%	(f)(m)	03/01/2026	5,298,184
8,280,000	Castle US Holding Corporation	9.50%	(f)	02/15/2028	3,403,991
6,450,000	Cengage Learning, Inc.	9.50%	(f)(m)	06/15/2024	6,242,310
1,136,000	Clarios Global LP	6.75%	(f)	05/15/2025	1,149,342
6,440,000	Clarios Global LP	8.50%	(f)(m)	05/15/2027	6,476,225
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(f)(m)	06/01/2029	3,636,276
4,665,000	Cobra AcquisitionCo LLC	6.38%	(f)	11/01/2029	2,700,685
1,680,000	Community Health Systems, Inc.	6.00%	(f)	01/15/2029	1,422,775
3,815,000	Constellation Merger Sub, Inc.	8.50%	(f)	09/15/2025	3,250,838
1,880,000	Coty, Inc.	6.50%	(f)	04/15/2026	1,872,523
10,160,000	CSI Compressco LP	7.50%	(f)(m)	04/01/2025	9,690,202
7,695,000	CVR Nitrogen Finance Corporation	6.13%	(f)	06/15/2028	6,830,120
6,120,000	Dealer Tire LLC	8.00%	(f)	02/01/2028	5,500,228
2,140,000	DISH DBS Corporation	5.75%	(f)	12/01/2028	1,600,987
15,745,000	Embarq Corporation	8.00%		06/01/2036	6,635,494
2,425,000	Endo Luxembourg Finance Company SARL	6.13%	(f)	04/01/2029	1,796,030
8,335,000	Ferrellgas LP	5.88%	(f)	04/01/2029	7,134,927
1,375,000	Frontier Communications Holdings LLC	5.88%	(f)	10/15/2027	1,251,250
3,255,000	Full House Resorts, Inc.	8.25%	(f)	02/15/2028	2,964,979
3,615,000	H-Food Holdings LLC	8.50%	(f)(m)	06/01/2026	2,240,758
1,325,000	Hightower Holding LLC	6.75%	(f)	04/15/2029	1,128,987
4,247,000	Illuminate Buyer LLC	9.00%	(f)	07/01/2028	3,768,854
4,000,000	IRB Holding Corporation	7.00%	(f)	06/15/2025	4,016,080
2,595,000	Lions Gate Capital Holdings LLC	5.50%	(f)(m)	04/15/2029	1,709,015
2,780,000	LogMeIn, Inc.	5.50%	(f)	09/01/2027	1,426,001
6,330,000	LSF9 Atlantis Holdings LLC	7.75%	(f)	02/15/2026	5,756,349
5,100,000	McGraw-Hill Education, Inc.	5.75%	(f)	08/01/2028	4,442,992
3,850,000	Metis Merger Sub LLC	6.50%	(f)	05/15/2029	3,210,207
1,385,000	ModivCare, Inc.	5.88%	(f)(m)	11/15/2025	1,329,648
5,425,000	Moss Creek Resources Holdings, Inc.	7.50%	(f)	01/15/2026	5,036,895
11,420,000	NGL Energy Operating LLC	7.50%	(f)	02/01/2026	11,029,248
1,295,000	NGL Energy Partners LP	7.50%	(m)	04/15/2026	1,121,340
550,000	Olympus Water US Holding Corporation	6.25%	(f)(m)	10/01/2029	407,614
3,580,000	PECF USS Intermediate Holding Corporation	8.00%	(f)(m)	11/15/2029	2,381,756
3,060,000	Premier Entertainment Sub LLC	5.88%	(f)(m)	09/01/2031	2,202,435
13,815,470	Pyxus Holdings, Inc.	8.50%	(f)	12/31/2027	8,841,901
9,880,000	Radiology Partners, Inc.	9.25%	(f)	02/01/2028	5,472,483
5,050,000	Realogy Group LLC	5.75%	(f)	01/15/2029	3,784,975
3,915,000	Rent-A-Center, Inc.	6.38%	(f)	02/15/2029	3,292,209
270,000	Royal Caribbean Cruises Ltd.	7.25%	(f)	01/15/2030	271,930
200,000	Sabre Global, Inc.	9.25%	(f)	04/15/2025	188,592
6,630,000	Sabre Global, Inc.	7.38%	(f)	09/01/2025	5,930,535
4,220,000	SEG Holding LLC	5.63%	(f)	10/15/2028	4,011,077

12	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,340,000	SWF Escrow Issuer Corporation	6.50%	(f)	10/01/2029	5,141,193
1,500,000	Tallgrass Energy Partners LP	7.50%	(f)	10/01/2025	1,500,825
8,145,000	Team Health Holdings, Inc.	6.38%	(f)(m)	02/01/2025	4,911,842
5,300,000	TKC Holdings, Inc.	10.50%	(f)(m)	05/15/2029	3,314,465
1,930,000	TMS International Corporation	6.25%	(f)	04/15/2029	1,490,214
2,675,000	Townsquare Media, Inc.	6.88%	(f)	02/01/2026	2,532,984
1,095,000	TransDigm, Inc.	8.00%	(f)	12/15/2025	1,116,216
3,000,000	Trident TPI Holdings, Inc.	9.25%	(f)	08/01/2024	2,975,504
5,070,000	Triton Water Holdings, Inc.	6.25%	(f)	04/01/2029	4,030,701
10,280,000	Triumph Group, Inc.	7.75%	(m)	08/15/2025	9,445,778
3,435,000	Uber Technologies, Inc.	8.00%	(f)	11/01/2026	3,524,997
5,525,000	Uber Technologies, Inc.	7.50%	(f)	09/15/2027	5,702,795
2,500,000	Unisys Corporation	6.88%	(f)	11/01/2027	1,596,988
9,485,000	United Natural Foods, Inc.	6.75%	(f)(m)	10/15/2028	8,823,990
5,005,000	Univision Communications, Inc.	6.63%	(f)	06/01/2027	4,750,246
1,605,000	Univision Communications, Inc.	7.38%	(f)	06/30/2030	1,518,876
2,110,000	Vibrantz Technologies, Inc.	9.00%	(f)(m)	02/15/2030	1,622,549
2,995,000	Viking Cruises Ltd.	13.00%	(f)	05/15/2025	3,166,194
5,205,000	WASH Multifamily Acquisition, Inc.	5.75%	(f)	04/15/2026	4,931,009
2,590,000	Weatherford International Ltd.	6.50%	(f)	09/15/2028	2,596,876
820,000	Weatherford International Ltd.	8.63%	(f)	04/30/2030	839,647
1,490,000	Wheel Pros, Inc.	6.50%	(f)	05/15/2029	677,950
6,210,000	XHR LP	6.38%	(f)	08/15/2025	6,097,320

	Total US Corporate Bonds (Cost $337,467,501)				265,506,980

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 2.2%

	Federal Home Loan Mortgage Corporation REMICS,
5,025,826	Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	1.56%	(g)(h)	02/15/2040	404,710
1,362,313	Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.82%	(g)(h)	11/15/2040	30,166
11,039,245	Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.82%	(g)(h)	01/15/2042	1,328,429
25,262,130	Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 2.70% Cap)	0.00%	(g)(h)	12/25/2044	119,022

	Federal Home Loan Mortgage Corporation,
53,333,043	Series 2021-P009-X	1.45%	(a)(g)	01/25/2031	2,476,114

	Federal National Mortgage Association REMICS,
2,439,180	Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	1.71%	(g)(h)	09/25/2036	185,189
8,439,976	Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	1.20%	(g)(h)	11/25/2040	850,512

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association REMICS, (Cont.)
6,016,782	Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.75%	(g)(h)	06/25/2042	611,519
10,412,802	Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	1.25%	(g)(h)	08/25/2049	933,604
44,442,566	Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00%	(g)(h)	04/25/2051	689,571

	Government National Mortgage Association,
9,294,605	Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	1.32%	(g)(h)	05/16/2041	928,696
27,379,115	Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.84%	(g)(h)	05/20/2045	2,243,343
3,905,184	Series 2018-145-IA	4.00%	(g)	10/20/2045	353,245
4,436,270	Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00%	(g)(h)	09/20/2050	88,333
16,654,437	Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.54%	(g)(h)	10/20/2050	1,908,880
6,255,297	Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.54%	(g)(h)	12/20/2050	723,064
24,138,886	Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	0.61%	(g)(h)	07/20/2044	1,684,979
13,213,115	Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.87%	(g)(h)	07/16/2045	1,202,827
36,725,339	Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00%	(g)(h)	06/20/2051	1,767,091
20,540,550	Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00%	(g)(h)	07/20/2051	262,005
46,110,662	Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00%	(g)(h)	08/20/2051	1,209,898
47,991,474	Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00%	(g)(h)	05/20/2051	1,842,690
19,172,997	Series 2021-7-IQ	2.50%	(g)	01/20/2051	2,491,629
41,716,158	Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00%	(g)(h)	06/20/2051	1,059,332
61,552,267	Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(g)(h)	06/20/2051	1,090,577
35,760,787	Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(g)(h)	06/20/2051	315,135

	Total US Government and Agency Mortgage Backed Obligations (Cost $62,596,412)				26,800,560

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	13

Schedule of Investments DoubleLine Income Solutions Fund (Cont.)

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COMMON STOCKS 2.3%
51,725	ATD Holdings, Inc.(c)(i)(m)				3,025,912
288,460	Calfrac Well Services Ltd.(i)				865,380
212,801	CFG Investment S.A.C(c)(i)				3,298,415
283,355	Foresight Equity(c)(i)				3,162,245
8,608	GTT Communications, Inc.(c)(i)				107,600
105,190	Intelsat Emergence S.A.(c)(i)				2,945,320
333,957	Legacy Backstop(c)(i)				5,243,125
26,458	Legacy Notes(c)(i)				415,391
183,948	Longview Equity(c)(i)				2,391,324
808,534	Petra Diamonds Ltd.(i)				748,052
59,296	Riverbed Technology(c)(i)				15,120
33,058	Summit Midstream Partners LP(i)				507,440
97,836	Weatherford International PLC(i)				5,806,567

	Total Common Stocks (Cost $55,125,273)				28,531,891

ESCROW NOTES 0.0%(p)
15,700,000	Alpha Holdings S.A. de C.V.(c)(i)				—
15,700,000	Alpha Holdings S.A. de C.V.(c)(i)				—
19,250,000	Alpha Holdings S.A. de C.V.(c)(i)				1
19,250,000	Alpha Holdings S.A. de C.V.(c)(i)				—
3,300,000	GCB Intelsat Jackson(c)(f)(i)				—
7,715,000	GCB Intelsat Jackson(c)(f)(i)				—

	Total Escrow Notes (Cost $-)				1

PREFERRED STOCKS 0.0%(p)
27,516	Riverbed Technologies, Inc.(c)(i)				7,017

	Total Preferred Stocks (Cost $586,574)				7,017

RIGHTS 0.0%(p)
11,016	Intelsat Jackson Holdings Ltd. - Series A(c)(i)				88,128
11,016	Intelsat Jackson Holdings Ltd. - Series B(c)(i)				93,636

	Total Rights (Cost $-)				181,764

WARRANTS 0.0%(p)
27,621	GTT Communications, Inc., Expiration 12/30/2027, Strike Price $0.00(c)(i)				13,811
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00(c)(i)				1

	Total Warrants (Cost $386,879)				13,812

SHORT TERM INVESTMENTS 2.0%
8,044,124	BlackRock Liquidity Funds FedFund - Institutional Shares	4.71%	(j)		8,044,124
8,045,557	Fidelity Institutional Money Market Government Portfolio - Class I	4.73%	(j)		8,045,557

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,045,806	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.74%	(j)		8,045,806

	Total Short Term Investments (Cost $24,135,487)				24,135,487

	Total Investments 128.9% (Cost $2,197,483,644)(o)				1,571,536,884
	Liabilities in Excess of Other Assets (28.9)%				(352,457,803)

	NET ASSETS 100.0%				$1,219,079,081

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	45.9%
US Corporate Bonds	21.8%
Non-Agency Commercial Mortgage Backed Obligations	18.7%
Collateralized Loan Obligations	14.2%
Bank Loans	13.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.5%
Common Stocks	2.3%
US Government and Agency Mortgage Backed Obligations	2.2%
Short Term Investments	2.0%
Asset Backed Obligations	1.5%
Rights	0.0%	(p)
Warrants	0.0%	(p)
Preferred Stocks	0.0%	(p)
Escrow Notes	0.0%	(p)
Other Assets and Liabilities	(28.9)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Energy	19.5%
Non-Agency Commercial Mortgage Backed Obligations	18.7%
Collateralized Loan Obligations	14.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.5%
Transportation	5.1%
Consumer Products	4.9%
Chemicals/Plastics	4.0%
Media	3.6%
Utilities	3.5%
Mining	3.5%
Electronics/Electric	3.3%
Real Estate	2.7%
Commercial Services	2.7%
Chemical Products	2.3%
Healthcare	2.3%
Technology	2.3%
Aerospace & Defense	2.2%
Banking	2.2%
US Government and Agency Mortgage Backed Obligations	2.2%
Finance	2.1%
Telecommunications	2.1%
Short Term Investments	2.0%
Automotive	1.9%
Pulp & Paper	1.9%
Business Equipment and Services	1.6%
Asset Backed Obligations	1.5%
Retailers (other than Food/Drug)	1.5%
Food Products	1.2%
Leisure	1.2%

14	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2023

INVESTMENT BREAKDOWN as a % of Net Assets (cont.):
Financial Intermediaries	1.1%
Building and Development (including Steel/Metals)	0.8%
Industrial Equipment	0.7%
Beverage and Tobacco	0.7%
Hotels/Motels/Inns and Casinos	0.5%
Insurance	0.5%
Environmental Control	0.4%
Containers and Glass Products	0.4%
Food Service	0.3%
Food/Drug Retailers	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(28.9)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	74.5%
Colombia	10.7%
Brazil	7.6%
Mexico	7.3%
India	3.8%
Argentina	3.1%
South Africa	2.7%
Peru	2.6%
Canada	2.4%
Indonesia	1.5%
Hong Kong	1.4%
Morocco	1.3%
Ghana	1.3%
Paraguay	1.3%
Ukraine	1.3%
China	0.9%
Dominican Republic	0.8%
Chile	0.8%
Jamaica	0.6%
Austria	0.5%
Costa Rica	0.4%
Luxembourg	0.4%
United Kingdom	0.4%
Singapore	0.4%
Trinidad And Tobago	0.3%
Panama	0.2%
Thailand	0.2%
Ireland	0.2%
Guatemala	0.0%	(p)
Other Assets and Liabilities	(28.9)%

	100.0%

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(g)	Interest only security

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(l)	All or a portion of this security has been pledged as collateral.

(m)	Security, or portion of security, is on loan as of period end pursuant to the Liquidity Agreement (See Note 9).

(n)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(o)

Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender (See Note 9).

(p)	Represents less than 0.05% of net assets

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	15

Statement of Assets and Liabilities	(Unaudited) March 31, 2023

ASSETS
Investments in Securities, at Value*	$1,547,401,397
Short Term Investments*	24,135,487
Interest Receivable	32,824,205
Receivable for Investments Sold	5,448,883
Cash	847,367
Prepaid Expenses and Other Assets	364,621
Total Assets	1,611,021,960

LIABILITIES
Loan Payable (See Note 9)	383,000,000
Payable for Investments Purchased	4,551,964
Interest Expense Payable	1,862,010
Investment Advisory Fees Payable	1,360,648
Payable to Broker for Dividend Reinvestment	554,309
Administration and Fund Accounting Fees Payable	245,503
Professional Fees Payable	214,120
Trustees Fees Payable (See Note 7)	89,939
Accrued Expenses	45,782
Custodian Fees Payable	18,604
Total Liabilities	391,942,879
Commitments and Contingencies (See Note 2, Note 8 and Note 9)
Net Assets	$1,219,079,081

NET ASSETS CONSIST OF:
Capital Stock ($0.00001 par value)	$1,023
Additional Paid-in Capital	2,427,024,657
Total Distributable Earnings (Loss) (See Note 5)	(1,207,946,599)
Net Assets	$1,219,079,081

*Identified Cost:
Investments in Securities	$2,173,348,157
Short Term Investments	24,135,487

Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	102,263,321
Net Asset Value per Share	$11.92

16	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended March 31, 2023

INVESTMENT INCOME
Income:
Interest	$76,349,106
Dividends from Unaffiliated Securities	1,094,798
Total Investment Income	77,443,904
Expenses:
Interest Expense	10,637,997
Investment Advisory Fees	8,158,843
Administration and Fund Accounting Fees	254,192
Professional Fees	217,441
Shareholder Reporting Expenses	65,970
Trustees Fees	65,692
Registration Fees	61,034
Custodian Fees	41,031
Insurance Expenses	23,539
Miscellaneous Expenses	11,342
Total Expenses	19,537,081

Net Investment Income (Loss)	57,906,823

REALIZED & UNREALIZED GAIN (LOSS)

Net Realized Gain (Loss) on Investments	(125,488,623)
Net Change in Unrealized Appreciation (Depreciation) on Investments	137,688,303
Net Realized and Unrealized Gain (Loss) on Investments	12,199,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,106,503

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	17

Statement of Changes in Net Assets

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

OPERATIONS
Net Investment Income (Loss)	$57,906,823	$149,787,677
Net Realized Gain (Loss) on Investments	(125,488,623)	(27,909,681)
Net Change in Unrealized Appreciation (Depreciation) on Investments	137,688,303	(582,510,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,106,503	(460,632,045)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(87,363,079)	(176,556,509)

Total Distributions to Shareholders	(87,363,079)	(176,556,509)

NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	2,213,945	—
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	(23,368)	—
Issuance of common shares from reinvestment of distributions	1,095,906	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	3,286,483	—

Total Increase (Decrease) in Net Assets	$(13,970,093)	$(637,188,554)

NET ASSETS
Beginning of Period	$1,233,049,174	1,870,237,728
End of Period	$1,219,079,081	$1,233,049,174

18	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2023

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,106,503
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(106,855,398)
Proceeds from Disposition of Long Term Investments	275,785,242
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(15,266,963)
Net Amortization (Accretion) of Premiums/Discounts	(5,329,937)
Net Realized (Gain) Loss on Investments	125,488,623
Net Change in Unrealized (Appreciation) Depreciation on Investments	(137,688,303)
(Increase) Decrease in:
Receivable for Investments Sold	(2,605,219)
Interest Receivable	4,134,582
Prepaid Expenses and Other Assets	(51,957)
Increase (Decrease) in:
Payable for Investments Purchased	3,930,089
Interest Expense Payable	173,494
Investment Advisory Fees Payable	(143,311)
Payable to Broker for Dividend Reinvestment	16,915
Trustee Fees Payable	(5,733)
Accrued Expenses	23,005
Custodian Fees Payable	(12,917)
Administration and Fund Accounting Fees Payable	(62,220)
Professional Fees Payable	17,331
Net Cash Provided By (Used In) Operating Activities	211,653,826

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Issuance of shares, net of fees	3,286,483
Increase in borrowings	1,000,000
Decrease in borrowings	(128,000,000)
Cash Dividends Paid to Common Stockholders	(87,363,079)
Net Cash Provided By (Used In) Financing Activities	(211,076,596)

NET CHANGE IN CASH
Cash at Beginning of Period	270,137
Cash at End of Period	$847,367

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Additional Paid-in Capital from Dividend Reinvestment	$1,095,906
Cash Paid for Interest on Loan Outstanding	$10,386,997

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	19

Financial Highlights

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period	$12.09		$18.34		$16.23	$19.24	$20.47

Income (Loss) from Investment Operations:

Net Investment Income (Loss)(a)	0.57		1.47		1.66	1.69	1.77
Net Gain (Loss) on Investments (Realized and Unrealized)	0.12		(5.99)		1.86	(2.86)	(1.20)
Total from Investment Operations	0.69		(4.52)		3.52	(1.17)	0.57

Less Distributions:

Distributions from Net Investment Income	(0.86)		(1.73)		(1.41)	(1.84)	(1.80)
Return of Capital	—		—		—	—	—

Total Distributions	(0.86)		(1.73)		(1.41)	(1.84)	(1.80)

Proceeds from Issuance of Common Shares:

Premiums less commissions and offering costs on issuance of common shares (See Note 13)	—	(d)(e)	—	(d)(e)	—	—	—

Total capital stock transactions	—	(d)(e)	—	(d)(e)	—	—	—
Net Asset Value, End of Period	$11.92		$12.09		$18.34	$16.23	$19.24
Market Price, End of Period	$11.37		$10.80		$17.76	$16.02	$19.92
Total Return on Net Asset Value(b)	5.81%	(g)	-26.38%		22.34%	-5.87%	2.92%
Total Return on Market Price(c)	13.24%	(g)	-31.52%		20.20%	-10.10%	8.14%

Supplemental Data:

Net Assets, End of Period (000’s)	$1,219,079		$1,233,049		$1,870,238	$1,654,517	$1,954,168
Ratios to Average Net Assets:
Expenses, including interest expense	3.20%	(f)	2.17%		1.83%	2.28%	3.00%
Net Investment Income (Loss)	9.47%	(f)	9.51%		9.30%	9.96%	8.91%
Portfolio Turnover Rate	7%	(g)	24%		41%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(c)

Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(d)

Represents the premium on the at the market offering of $0.006 and $0.005 per share, respectively, less underwriting and offering costs of $0.005 and $0.004 per share, respectively, for the periods ending March 31, 2023 and September 30, 2022.

(e)	Less than $0.005 per share
(f)	Annualized
(g)	Not Annualized

20	DoubleLine Income Solutions Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014	Period Ended September 30, 2013(a)

Net Asset Value, Beginning of Period	$21.85	$20.55	$19.80	$23.17	$22.24	$23.83	(b)

Income (Loss) from Investment Operations:

Net Investment Income (Loss)(c)	1.80	1.71	1.71	1.85	1.78	0.56
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.34)	0.93	0.93	(3.32)	0.95	(1.55)
Total from Investment Operations	0.46	2.64	2.64	(1.47)	2.73	(0.99)

Less Distributions:

Distributions from Net Investment Income	(1.82)	(1.89)	(1.89)	(1.90)	(1.80)	(0.59)
Return of Capital	(0.02)	—	— (d)	—	—	(0.01)

Total Distributions	(1.84)	(1.89)	(1.89)	(1.90)	(1.80)	(0.60)
Net Asset Value, End of Period	$20.47	$21.30	$20.55	$19.80	$23.17	$22.24
Market Price, End of Period	$20.20	$19.15	$19.15	$17.29	$21.65	$21.95
Total Return on Net Asset Value(e)	2.22%	14.66%	14.66%	-6.77%	12.66%	(4.16	)%(g)
Total Return on Market Price(f)	4.06%	23.32%	23.32%	-12.20%	7.21%	(9.73	)%(g)

Supplemental Data:

Net Assets, End of Period (000’s)	$2,075,520	$2,083,218	$2,083,218	$2,006,694	$2,348,616	$2,253,982
Ratios to Average Net Assets:
Expenses, including interest expense	2.80%	2.26%	2.26%	2.27%	2.17%	1.74%	(h)
Net Investment Income (Loss)	8.52%	8.97%	8.97%	8.41%	7.71%	5.71%	(h)
Portfolio Turnover Rate	35%	47%	35%	51%	55%	5%	(g)

(a)	The Fund commenced operations on April 26, 2013.
(b)	Net Asset Value, Beginning of Period, reflects a deduction of $1.17 per share of sales load and offering expenses from the initial public offering price of $25.00 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share
(e)

Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(f)

Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(g)	Not Annualized.
(h)	Annualized.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2023	21

Notes to Financial Statements	(Unaudited) March 31, 2023

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2023 (the “period end”).

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

22	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Semi-Annual Report	|	March 31, 2023	23

Notes to Financial Statements (Cont.)

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2023:

Category

Investments in Securities

Level 1

Money Market Funds	$24,135,487

Common Stocks	7,927,439

Total Level 1	32,062,926

Level 2

Foreign Corporate Bonds	555,115,689

US Corporate Bonds	265,506,980

Collateralized Loan Obligations	166,275,674

Bank Loans	165,785,851

Non-Agency Commercial Mortgage Backed Obligations	163,058,471

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	79,440,280

US Government and Agency Mortgage Backed Obligations	26,800,560

Asset Backed Obligations	9,921,004

Total Level 2	1,431,904,509

Level 3

Non-Agency Commercial Mortgage Backed Obligations	64,543,037

Common Stocks	20,604,452

Asset Backed Obligations	8,169,528

Collateralized Loan Obligations	7,054,622

Foreign Corporate Bonds	5,084,636

Bank Loans	1,910,580

Rights	181,764

Warrants	13,812

Preferred Stocks	7,017

Escrow Notes	1

Total Level 3	107,569,449

Total	$1,571,536,884

See the Schedule of Investments for further disaggregation of investment categories.

24	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 3/31/2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at 3/31/2023(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$65,017,770	$6,610	$(490,393)	$319,343	$690	$(310,983)	$—	$—	$64,543,037	$(509,690)
Common Stocks	21,685,397	(505,199)	(13,467,094)	—	13,419,287	(527,939)	—	—	20,604,452	(3,982,720)
Asset Backed Obligations	13,862,107	(999,361)	(4,524,797)	(144)	323,960	(492,237)	—	—	8,169,528	(5,010,126)
Collateralized Loan Obligations	6,311,066	—	(379,996)	17,486	101,938	—	2,540,094	(1,535,966)	7,054,622	(286,916)
Foreign Corporate Bonds	—	47,443	2,875,162	4,395	4,150,215	(1,992,579)	—	—	5,084,636	—
Bank Loans	1,922,434	3,786	(43,785)	40,000	—	(11,855)	—	—	1,910,580	(39,816)
Rights	126,684	—	55,080	—	—	—	—	—	181,764	55,080
Warrants	1	—	(373,067)	—	386,878	—	—	—	13,812	—
Preferred Stocks	27,516	—	(20,499)	—	—	—	—	—	7,017	(20,499)
Escrow Notes	13,974,408	(5,348,501)	2,212,384	—	—	(10,838,290)	—	—	1	—
Total	$122,927,383	$(6,795,222)	$(14,157,005)	$381,080	$18,382,968	$(14,173,883)	$2,540,094	$(1,535,966)	$107,569,449	$(9,794,687)

(a)	Purchases include all purchases of securities, payups and corporate actions.

(b)	Sales include all sales of securities, maturities, and paydowns.

(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 3/31/2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input

Non-Agency Commercial Mortgage Backed Obligations	$64,543,037	Market Comparables	Market Quotes	$0.01-$88.13 ($66.59)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Common Stocks	$20,604,452	Market Comparables	Market Quotes	$0.26-$58.50 ($22.67)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Asset Backed Obligations	$8,169,528	Market Comparables	Market Quotes	$23.41-$2,020.51 ($704.08)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Collateralized Loan Obligations	$7,054,622	Market Comparables	Market Quotes	$0.02-$72.57 ($69.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Foreign Corporate Bonds	$5,084,636	Market Comparables	Market Quotes	$0.00-$107.50 ($100.38)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Bank Loans	$1,910,580	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Rights	$181,764	Market Comparables	Market Quotes	$8.00-$8.50 ($8.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Warrants	$13,812	Market Comparables	Market Quotes	$0.50 ($0.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Preferred Stocks	$7,017	Market Comparables	Market Quotes	$0.26 ($0.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Escrow Notes	$1	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

Semi-Annual Report	|	March 31, 2023	25

Notes to Financial Statements (Cont.)

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, the State of Florida and the State of California. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.

G. Unfunded Loan Commitments. The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2023, the Fund did not have any outstanding unfunded loan commitments.

The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2023, the Fund had no outstanding bridge loan commitments.

H. Contingencies. Between 2011 and 2014, the Commonwealth of Puerto Rico issued certain general obligation bonds, which are currently the subject of litigation. The Fund previously purchased and sold certain of these general obligation bonds and may have some exposure to this litigation. At this time, it is anticipated that a material adverse effect on the Fund as a result of this litigation is remote.

26	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

I. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.  Related Party Transactions

The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company, LLC, a wholly owned subsidiary of the Adviser, owned 10,946 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

4.   Purchases and Sales of Securities

For the period ended March 31, 2023, purchases and sales of investments, excluding short term investments, were $106,855,398 and $275,785,242, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.

5.  Income Tax Information

The tax character of distributions for the Fund was as follows:

	Period Ended March 31, 2023	Year Ended September 30, 2022

Distributions Paid From:

Ordinary Income	$87,363,079	$176,556,509

Total Distributions Paid	$87,363,079	$176,556,509

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The cost basis of investments for federal income tax purposes as of September 30, 2022, was as follows:

Tax Cost of Investments	$2,491,613,757

Gross Tax Unrealized Appreciation	26,180,705

Gross Tax Unrealized Depreciation	(810,124,314)

Net Tax Unrealized Appreciation (Depreciation)	(783,943,609)

As of September 30, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net Tax Unrealized Appreciation (Depreciation)	$(783,943,609)

Undistributed Ordinary Income	19,166,400

Total Distributable Earnings	19,166,400

Other Accumulated Gains (Losses)	(425,912,814)

Total Accumulated Earnings (Losses)	(1,190,690,023)

Semi-Annual Report	|	March 31, 2023	27

Notes to Financial Statements (Cont.)

As of September 30, 2022, $425,314,279 was available as a capital loss carryforward.

The Fund may elect to defer to the first day of the next taxable year all or part of any late-year ordinary loss or post-October capital loss. As of September 30, 2022, the Fund deferred, on a tax basis, qualified late year losses of $0.

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses, market discount, Passive Foreign Investment Companies (PFICs) and defaulted securities. For the year ended September 30, 2022, the following table shows the reclassifications made:

Paid-In Capital	Total Distributable Earnings (Loss)

$—	$—

If the Fund estimates that a portion of its regular distributions to shareholders may be comprised of amounts from sources other than net investment income, as determined in accordance with the Fund’s policies and practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its expected tax character. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with US GAAP, and recordkeeping practices under income tax regulations. It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with US GAAP might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit https://doubleline.com/closed-end-funds/ for the most recent Section 19 Notice, if applicable. Information provided to you on a Section 19 Notice is an estimate only and subject to change; final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

6.  Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2023		Year Ended September 30, 2022

	Shares	Amount	Shares	Amount

Shares Sold (net of fees)	176,688	$2,190,577	—	$—

Reinvested Dividends	89,805	$1,095,906	—	$—

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	266,493	$3,286,483	—	$—

7.  Trustees Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $65,692 from the Fund during the period ended March 31, 2023. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Fund’s Statement of Operations are shown as $65,692, which includes $76,293 in current fees (either paid in cash or deferred) and a decrease of $10,601 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

8.  Bank Loans

The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (LIBOR) or the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates

28	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.

Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.

9.  Credit Facility

The Fund currently maintains a Liquidity Agreement (the “Liquidity Agreement”) with State Street Bank & Trust Company (“SSB”) that allows the Fund to borrow up to $450,000,000 (maximum facility amount) and includes an agency securities lending arrangement with SSB. As of March 31, 2023, the amount of total outstanding borrowings was $383,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. Prior to December 22, 2022, the maximum facility amount available was $850,000,000.

The Fund pledges its assets as collateral to secure obligations under the Liquidity Agreement. The Fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the Liquidity Agreement and generally expects to make these assets available for securities lending transactions. Under the terms of the Liquidity Agreement, the Fund may enter into securities lending transactions initiated by SSB, acting as the Fund’s authorized securities lending agent. All securities lent through SSB are required to be secured with cash collateral received from the securities lending counterparty in amounts at least equal to 102% of the initial market value of the securities lent. Cash collateral received by SSB, in its role as securities lending agent for the Fund, may be used by SSB to fund amounts drawn by the Fund under the Liquidity Agreement. The amount that can be funded through securities lending is limited to 90% of the outstanding borrowings under the Liquidity Agreement. As of March 31, 2023, the fair value of securities on loan was $36,245,420. Any amounts credited against the Liquidity Agreement are considered borrowing and would be subject to various limitations in the Liquidity Agreement and the 1940 Act. Upon return to the Fund of loaned securities, the collateral must be returned to the securities lending counterparty, and SSB may either lend other securities of the Fund or may replace such amount through direct loans from SSB. SSB has the option under the Liquidity Agreement to replace amounts lent to the Fund directly by SSB with the proceeds of securities lending transactions, and vice versa, without notice to or consent from the Fund. SSB retains all amounts paid by securities lending counterparties for loaned securities. Borrowers of Fund securities are required to pay the Fund substitute interest, dividends and other distributions paid with respect to any borrowed security. The Fund has the right to call a loan and obtain the securities loaned at any time. In an event of default, any deposits or other sums credited by or due from SSB to the Fund and any collateral in the possession of SSB may be applied to or set off by SSB against the payment of the obligations under the Liquidity Agreement.

In the event of a securities lending counterparty default, SSB has agreed to indemnify the Fund for certain losses that may arise in connection with the default. Although the risk of the loss by the Fund of the securities lent may be mitigated by receiving collateral from the securities lending counterparty and through SSB’s indemnification, the Fund could experience losses on securities loans, a delay in recovering, or an inability to recover, securities on loan, and the Fund could experience a lower than expected return if the securities lending counterparty fails to return the securities on a timely basis.

Interest charged is at the rate of the Overnight Bank Financing Rate plus 1.00%, subject to certain conditions that may cause that rate of interest to increase. Alternatively, under certain conditions, interest can be charged at the rate of the federal funds rate plus 0.55%. The Fund will also be responsible for paying a non-usage fee of 0.25% of available credit when the average amount borrowed under the Liquidity Agreement for a month is less than $382,500,000. Prior to December 22, 2022, interest was charged at the rate of on-month LIBOR (London Interbank Offered Rate) plus 0.70%.

The Fund may terminate the Liquidity Agreement with 60 days’ notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the Liquidity Agreement could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the Fund with 180 days’ notice prior to terminating the Liquidity Agreement.

For the period ended March 31, 2023, the Fund’s activity under the Liquidity Agreement was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding		Interest Expense	Commitment Fee	Average Interest Rate

$450,000,000	$409,664,835	$510,000,000	(a)	$10,385,838	$252,159	5.06%

(a)	Prior to December 22, 2022, the maximum amount available was $850,000,000.

Semi-Annual Report	|	March 31, 2023	29

Notes to Financial Statements (Cont.)

10.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.

•

asset-backed securities investment risk:  The risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

collateralized debt obligations risk:  The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

confidential information access risk:  The risk that the intentional or unintentional receipt of material, non-public information by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•

counterparty risk:  The risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery under the derivative contract or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•

credit default swaps risk:  Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•

credit risk:  The risk that one or more of the Fund’s investments in debt securities or other instruments will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation or the issuer of a reference security experiences an actual or perceived decline in its financial status.

•

derivatives risk:  The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

ICE Benchmark Administration, the administrator of the London Interbank Offered Rate (“LIBOR”), ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of the U.S. dollar LIBOR settings on a representative basis after June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

30	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

•

emerging markets risk:  The risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

•

equity issuer risk:  The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•

foreign currency risk:  The Fund’s investments in or exposure to foreign currencies or in securities or instruments that trade, or receive revenues, in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions (if used), that the U.S. dollar will decline in value relative to the currency being hedged.

•

foreign investment risk:  The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates with relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•

high yield risk:  The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

interest rate risk:  Interest rate risk is the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•

inverse floaters and related securities risk:  Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise.

•

investment and market risk:  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has been raising interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.

Semi-Annual Report	|	March 31, 2023	31

Notes to Financial Statements (Cont.)

•

issuer risk:  The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

•

leverage risk:  Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

•

LIBOR phase out/transition risk:  LIBOR is the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR may also be a significant factor in relation to payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. LIBOR is currently in the process of being phased out. The transition from LIBOR and the terms of any replacement rate(s), including, for example, a secured overnight financing rate (“SOFR”) or another rate based on SOFR, may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. There are significant differences between LIBOR and SOFR, such as LIBOR being an unsecured lending rate while SOFR is a secured lending rate. As such, the transition away from LIBOR may adversely affect the Fund’s performance.

•	liquidity risk: The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•

loan risk: Investments in loans are in many cases subject to the risks associated with below-investment grade securities. Investments in loans are also subject to special risks, including, among others, the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial intermediary to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of that financial intermediary; (ii) loans in which the Fund invests typically pay interest at floating rates, and the borrower may have the ability to change or adjust the interest rate on a loan or under circumstances that would be unfavorable to the Fund; (iii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund; (iv) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (v) transactions in loans may settle on a delayed basis, and the Fund potentially may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; (vi) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; and (vii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to loans and other forms of direct indebtedness. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. There can be no assurance that the Adviser’s efforts in this regard will be successful.

•

market discount risk:  The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

•

market disruption and geopolitical risk:  The risk that markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, or general market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•

mortgage-backed securities risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

32	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

•

operational and information security risks:  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•

restricted securities risk:  The risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

sovereign debt obligations risk:  Investments in countries’ government debt obligations involve special risks. The issuer or governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt or otherwise in a timely manner.

11.  Recently Issued Accounting Pronouncements

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

12.  Common Shares Offering

The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).

On September 30, 2020, the Fund’s registration statement relating to an offering of Common Shares and filed using the “shelf” registration process (the “Shelf Registration”) became effective. The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement agent agreement (the “Sub-Placement Agent Agreement”) with UBS Securities LLC (the “Sub-Placement Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the Sub-Placement Agent Agreement, the Fund may offer Common Shares having a value of up to $500,000,000, par value $0.00001 per share, from time to time through Foreside and the Sub-Placement Agent, as its agents for the offer and sale of the Common Shares. As of March 31, 2023, the Fund had sold 176,688 Common Shares pursuant to the Shelf Registration.

Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in the Shelf Registration.

13.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Semi-Annual Report	|	March 31, 2023	33

Evaluation of Advisory Agreement by Board of Trustees	(Unaudited) March 31, 2023

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Cayman Multi-Asset Growth Fund I Ltd.

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Shiller Enhanced CAPE®

DoubleLine Flexible Income Fund

DoubleLine Low Duration Emerging Markets Fixed Income Fund

DoubleLine Selective Credit Fund

DoubleLine Long Duration Total Return Bond Fund

DoubleLine Strategic Commodity Fund

DoubleLine Strategic Commodity Ltd.

DoubleLine Global Bond Fund

DoubleLine Infrastructure Income Fund

DoubleLine Shiller Enhanced International CAPE®

DoubleLine Real Estate and Income Fund

DoubleLine Emerging Markets Local Currency Bond Fund

DoubleLine Income Fund

DoubleLine Multi-Asset Trend Fund

DoubleLine Multi-Asset Trend Ltd.

DoubleLine Opportunistic Credit Fund

DoubleLine Income Solutions Fund

DoubleLine Yield Opportunities Fund

At a meeting held in February 2023 (the “February Meeting”), the Boards of Trustees (the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds and closed-end funds listed above (the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements (the “Advisory Agreements”) between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers collectively to DoubleLine Capital LP and/or to DoubleLine Alternatives LP, as appropriate in the context.

The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of Strategic Insight, an independent third-party provider of investment company data (“Strategic Insight”), and additional information requested by the Independent Trustees. The Independent Trustees also met outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.

The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.

The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for the Funds and noted DoubleLine’s representation that it seeks to provide attractive returns with a strong emphasis on risk management. The Board considered in particular the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors,

34	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.

The Trustees reviewed reports prepared by Strategic Insight (the “Strategic Insight Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the open-end Funds) against the net management fee rate and net total expense ratio of a group of peers selected by Strategic Insight, and each Fund’s performance records (Class I shares with respect to the open-end Funds) for the one-year, three-year (where applicable), and five-year (where applicable) periods ended October 31, 2022, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s broad-based benchmark index. In preparation for the February Meeting, the Independent Trustees met with Strategic Insight representatives twice to review the comparative information set out in the Strategic Insight Reports, the methodologies used by Strategic Insight in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information Strategic Insight provided regarding the challenges Strategic Insight encountered in assembling appropriate peer groups for a number of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies, investment approaches and/or advisory fee structures for certain of the Funds. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance relative to its peer groups and the factors that contributed to the underperformance of certain Funds relative to their peer groups or benchmark indices.

In respect of the open-end Funds, the Trustees considered generally Management’s description of investment conditions in the fixed-income markets in recent years and their effects on the Funds. Management noted that, in the period following the height of the COVID-19 pandemic, the rapid increase in interest rates, followed by the actions of the Federal Reserve Board to counteract inflationary pressures, had a significant adverse effect on the values of outstanding debt securities. Management noted that this was particularly the case in respect of many of the mortgage-backed and other asset-backed securities in which many of the Funds invest. The Trustees considered Management’s statements that these developments hurt both the absolute and relative performance records of many of the Funds, but that the performance of many of those Funds has improved in more recent periods.

The Trustees considered that a number of the open-end Funds achieved performance at levels above the medians of their peers for the three-year period ended October 31, 2022. Those Funds included DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Infrastructure Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Shiller Enhanced International CAPE® and DoubleLine Selective Credit Fund. In addition, the Trustees noted that a number of Funds had experienced performance at levels below the medians of their peers for the three-year period ended October 31, 2022, but their performance had improved to levels above their peer group medians for the one-year period ended the same date. Those Funds included DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Long Duration Total Return Bond Fund. The Trustees noted improvements in the performance of DoubleLine Strategic Commodity Fund and DoubleLine Global Bond Fund, whereby each Fund was in the fourth comparative quartile for the three-year period and in the second quartile for the one-year period. In addition, the Trustees considered that DoubleLine Income Fund, which had been in the fourth comparative quartile for the three-year period, performed for the one-year period at the 60th comparative percentile, which represented substantial improvement in the Fund’s performance. The Trustees determined that the performance of each of those Funds supported the continuation of the Advisory Agreements.

With respect to DoubleLine Shiller Enhanced CAPE®, the Trustees considered Management’s statement that recent periods have been highly unusual in that the performance of both fixed-income and equity securities have been significantly adversely affected by market factors. Management noted that, because the Fund has approximately equal exposures to both fixed-income and equity securities, its performance had been affected particularly adversely over the period. The Trustees considered Management’s view that the Fund might be expected to experience a significant improvement in performance as one or both of those markets recover. With respect to DoubleLine Multi-Asset Growth Fund, the Trustees considered similarly that the Fund’s exposure to both fixed-income and equity securities had resulted in significant underperformance in recent periods, and that the Fund’s typically large exposure to fixed-income securities compared to peer funds had affected its comparative performance significantly. With respect to DoubleLine Multi-Asset Trend Fund, the Trustees considered the Fund’s limited operating history and noted that it was important to provide the Fund’s portfolio management team sufficient time to establish a longer performance history.

Semi-Annual Report	|	March 31, 2023	35

Evaluation of Advisory Agreement by Board of Trustees (Cont.)

With respect to DoubleLine Real Estate and Income Fund, the Trustees considered that the Fund has very few assets and that DoubleLine was receiving no management fee from the Fund but rather was subsidizing its expenses.

On the basis of all of these factors, the Trustees determined that the historical performance records of the Funds, and the factors cited by Management in respect of underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds

The Trustees considered the portion of the Strategic Insight Reports covering the open-end Funds’ net management fees and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.

The Trustees considered the expenses of each of the open-end Funds. They noted that all but six of the Funds had net total expense ratios at or below the medians of their peers. They noted that each of the six Funds with net total expense ratios above their peer medians (DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Multi-Asset Growth Fund, and DoubleLine Flexible Income Fund) had net total expense ratios within three basis points of the medians. They noted that DoubleLine Infrastructure Income Fund had a net total expense ratio slightly above the peer medians with respect to two of the peer groups presented by Strategic Insight and that the Fund had a net total expense ratio below the median for one of the peer groups presented by Strategic Insight. Similarly, the Trustees noted that the large majority of the Funds paid net advisory fees below the medians of their peer groups. Two of the Funds, DoubleLine Core Fixed Income Fund and DoubleLine Low Duration Bond Fund, whose net advisory fees were 2.9 and 1.6 basis points above their peer medians, respectively, nonetheless incurred net total expenses at rates lower than their peers. DoubleLine Total Return Bond Fund paid net advisory fees at a rate 5 basis points above its peer median, but incurred net total expenses at a rate close to its peer median. DoubleLine Strategic Commodity Fund, whose net advisory fee was 17.1 basis points above its peer median, incurred net total expenses at a rate equal to the peer median. The remaining two of those Funds, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Flexible Income Fund, paid net advisory fees at a rate 9 basis points above their peer medians, but incurred net total expenses at rates close to their peer medians, 2.8 basis points and 1 basis point, respectively, above the peer medians. The Trustees determined that neither the net advisory fees nor the net total expense ratios of any of the Fund appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.

On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed additional one-year term.

In respect of the closed-end Funds, the Trustees considered the information in the Strategic Insight Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings). The Trustees considered DoubleLine’s statement that the recent volatility in fixed-income markets had had a significant adverse effect on the performance of the closed-end funds, and the reasons why that volatility had caused the Funds to underperform many or most of their peers. (References to a Fund’s net total expense ratio below are to that ratio excluding investment related expenses, such as interest on leverage.)

As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net total expense ratio (excluding investment related expenses) was below the median of its expense peer group on both a net assets and a total managed assets basis and that its net management fee rate was above, though near, the median of its expense group on both a net assets and a total managed assets basis. The Trustees considered DoubleLine’s statement that, although the Fund has outperformed its benchmark index and a number of its peer funds over various periods in the past, the Fund’s recent underperformance due to the recent market volatility has had the effect of reducing the Fund’s average annual returns compared to peers and the benchmark over longer time periods. The Trustees considered DoubleLine’s description of the factors leading to the Fund’s substantial underperformance in recent periods, its confirmation that it has remained consistent in its approach to managing the Fund, and factors that lead DoubleLine to expect improved performance in coming periods.

As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the second quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio was shown in the Strategic Insight Report to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. In no case were the Fund’s net management fees or net total expenses the highest among its peers. The Trustees considered

36	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

DoubleLine’s statement that, although the Fund performed in the fourth quartile for the three- and five-year periods, the Fund’s performance improved for the one-year period, with the Fund performing in the third-quartile of its Morningstar peer group. The Trustees also noted that the Fund outperformed its benchmark index for the one-, three-, and five-year periods shown in the Strategic Insight Report. The Trustees considered DoubleLine’s description of the factors leading to the Fund’s substantial underperformance and factors that have led to the recent improvement of the Fund’s relative perfomance and to DoubleLine’s expectation that performance will continue to improve.

As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees noted that DLY was only relatively recently organized and that it has only a limited operating history. The Trustees noted that while the Fund performed in the fourth quartile for the one-year period of its Morningstar peer group, it outperformed its benchmark index for the one-year period shown in the Strategic Insight Report and for the life of the Fund. They considered the factors cited by DoubleLine for the Fund’s underperformance, including in particular the high level of volatility in fixed-income markets in the periods since the Fund’s organization. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that Strategic Insight had developed an expense group comprising Funds with similar fee and expense arrangements. The Trustees noted that the Fund’s net advisory fees, though above the median of its peers both on a net assets and a total managed assets basis, was not the highest of its expense group. The Trustees considered similarly that the Fund’s net total expense ratio was above the median of the Fund’s expense peer group on both a net assets and a total managed assets basis, though not the highest of its expense group.

The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the Strategic Insight Reports, and considered information from DoubleLine that they receive quarterly showing that each Fund earned a positive spread on its investment leverage, after taking into account any expenses related to the leverage, including incremental management fees.

As to all of the open- and closed-end Funds, Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.

The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.

The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as subadviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds subadvised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to mutual funds exceed in many respects those required to provide advisory services to non-mutual fund clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring mutual funds than in managing private accounts or in sub-advising mutual funds sponsored by others, and that the services and resources required of DoubleLine when it sub-advises mutual funds sponsored by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser.

Semi-Annual Report	|	March 31, 2023	37

Evaluation of Advisory Agreement by Board of Trustees (Cont.)

The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine experienced significant profitability in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency and transparency of the Funds’ investment operations over time, and the competitiveness of the management fees and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds.

In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the open-end Funds had achieved significant size. They noted also that none of the Funds has breakpoints in its advisory fee schedule, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by Strategic Insight supported the view that the net management fees of the largest open-end Funds remained competitively priced. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.

With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.

On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.

38	DoubleLine Income Solutions Fund

Statement Regarding the Fund’s Liquidity Risk Management Program	(Unaudited) March 31, 2023

The Fund has adopted a liquidity risk management program. The program’s principal objectives include mitigating the risk that a Fund is unable to meet its redemption obligations timely and supporting the Fund’s compliance with its limits on investments in illiquid assets. For the period ended March 31, 2023, the program administrator determined that the program supported the Fund’s ability to meet reasonably foreseeable redemption requests, reduced the risk of significant dilution from redemptions and supported the Adviser’s management of the Fund’s liquidity profile. The program includes a number of elements that support the assessment and management of liquidity risk, including the periodic classification and re-classification of the Fund’s investments into groupings based on the Adviser’s view of their liquidity. There can be no assurance that the program will achieve its objectives. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Semi-Annual Report	|	March 31, 2023	39

Federal Tax Information	(Unaudited) March 31, 2023

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $459,750 for single individuals and $517,200 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022, was as follows:

Dividends Received Deduction	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended September 30, 2022, was as follows:

Qualified Short-term Gains	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal year ended September 30, 2022, was as follows:

Qualified Interest Income	47.10%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

40	DoubleLine Income Solutions Fund

Portfolio Managers	(Unaudited) March 31, 2023

The portfolio managers of the Fund are Jeffrey E. Gundlach (since the Fund’s inception), Luz M. Padilla (since the Fund’s inception) and Robert Cohen (since September 2016). Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) or email fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311) or email fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual, Semi-Annual and Part F of Form N-PORT filings on the Fund’s website.

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Fund Certification

The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

Proxy Results

The Annual Meeting of Shareholders was held on February 24, 2023 for shareholders of record as of the close of business on December 23, 2022 to re-elect John C. Salter, the Class I trustee nominee, for the Fund. Mr. Salter was elected with 49,874,516 affirmative votes and 26,480,125 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are Ronald R. Redell, Joseph J. Ciprari and Raymond B. Woolson.

Semi-Annual Report	|	March 31, 2023	41

Dividend Reinvestment Plan	(Unaudited) March 31, 2023

Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of

42	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives.

Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free 877-DLine11 (877-354-6311) or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Income Solutions Fund on all correspondence.

The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.

Semi-Annual Report	|	March 31, 2023	43

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2023

What Does Doubleline Do With Your Personal Information?

This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.

Why We Need Your Personal Information

All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.

Information We May Collect

We may collect various types of personal data about you, including:

•

Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•

Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•

Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.

Information Collected From Websites

Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

44	DoubleLine Income Solutions Fund

(Unaudited) March 31, 2023

How And Why We May Disclose Your Information

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California

DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).

However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives

CA Privacy Notice for Employees

Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)

If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.

In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.

Notice To Investors In Cayman Islands Investment Funds

If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.

Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.

Privacy For Children

DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13

Semi-Annual Report	|	March 31, 2023	45

DoubleLine Privacy Policy Notice (Cont.)

(or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.

Retention Of Personal Information And Security

Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.

We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

Access To And Control Of Your Personal Information

Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.

Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.

If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

Changes To Doubleline’s Privacy Policy

DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

46	DoubleLine Income Solutions Fund

Investment Adviser:

DoubleLine Capital LP

2002 North Tampa Street

Suite 200

Tampa, FL 33602

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

State Street Bank and Trust Company

Channel Center

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

(877) DLine11 or (877) 354-6311

DL-SEMI-DSL

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333

fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Income Solutions Fund

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President and Chief Executive Officer

Date 6/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President and Chief Executive Officer

Date 6/1/2023

By (Signature and Title)	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer
Date 6/1/2023

3